Label	Element	Value
Columbia Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the
Annual Fund Operating Expenses
table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized solely by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis (including U.S. Treasury floating rate notes). The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized solely by government securities or cash, and up to 0.5% of the Fund’s total assets may be invested in other securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees and redemption gates at this time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund involves risks, including
Money Market Fund Risk
,
Interest Rate Risk
,
Credit Risk
, and
Market Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the net asset value (NAV) of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor or any person will provide financial support to the Fund at any time.
Active Management Risk.
Due to its active management, the Fund could underperform other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk.
The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Credit Risk.
Credit risk is the risk that the value of a security or instrument in the Fund’s portfolio may or will decline if the issuer fails to pay interest or repay principal when due. The value of debt instruments may decline if the issuer of the instrument defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk.
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels). Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money Market Fund Risk.
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the NAV of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the NAV of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Reinvestment Risk.
Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk.
Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
U.S. Government Obligations Risk.
While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk.
When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as interest rates in general, and generally carry lower yields than fixed notes of the same maturity.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the net asset value (NAV) of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor or any person will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2019 0.48% Worst 2nd Quarter 2017 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800.345.6611
Columbia Government Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	378
10 years	rr_ExpenseExampleYear10	880
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	205
5 years	rr_ExpenseExampleNoRedemptionYear05	378
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 880
2010	rr_AnnualReturn2010	0.02%	[2]
2011	rr_AnnualReturn2011	0.01%	[2]
2012	rr_AnnualReturn2012	0.03%	[2]
2013	rr_AnnualReturn2013	0.01%	[2]
2014	rr_AnnualReturn2014	0.01%	[2]
2015	rr_AnnualReturn2015	0.01%	[2]
2016	rr_AnnualReturn2016	0.04%	[2]
2017	rr_AnnualReturn2017	0.28%	[2]
2018	rr_AnnualReturn2018	1.37%	[2]
2019	rr_AnnualReturn2019	1.77%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 1975
Columbia Government Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	345
5 years	rr_ExpenseExampleYear05	666
10 years	rr_ExpenseExampleYear10	1,577
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	345
5 years	rr_ExpenseExampleNoRedemptionYear05	666
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,577
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Government Money Market Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.63%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	184
5 years	rr_ExpenseExampleYear05	333
10 years	rr_ExpenseExampleYear10	769
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	184
5 years	rr_ExpenseExampleNoRedemptionYear05	333
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 769
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	0.36%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Columbia Government Money Market Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.34%
1 year	rr_ExpenseExampleYear01	$ 35
3 years	rr_ExpenseExampleYear03	146
5 years	rr_ExpenseExampleYear05	268
10 years	rr_ExpenseExampleYear10	624
1 year	rr_ExpenseExampleNoRedemptionYear01	35
3 years	rr_ExpenseExampleNoRedemptionYear03	146
5 years	rr_ExpenseExampleNoRedemptionYear05	268
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 624
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	0.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Government Money Market Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.46%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	130
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	563
1 year	rr_ExpenseExampleNoRedemptionYear01	30
3 years	rr_ExpenseExampleNoRedemptionYear03	130
5 years	rr_ExpenseExampleNoRedemptionYear05	241
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 563
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	0.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Columbia Government Money Market Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	292
5 years	rr_ExpenseExampleYear05	556
10 years	rr_ExpenseExampleYear10	1,314
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	292
5 years	rr_ExpenseExampleNoRedemptionYear05	556
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,314
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	0.37%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class A, 1.20% for Class C, 0.45% for Class Inst, 0.34% for Class Inst2, 0.29% for Class Inst3 and 0.95% for Class R. The fee waivers and/or expense reimbursements shown in the table for Class A, Class C and Class R also reflect the suspension of the payment of distribution and/or service fees payable under the Fund’s Plan of Distribution through November 30, 2021 or such earlier date as may be determined at the sole discretion of the Fund’s Board.
[2]	Year to Date return as of September 30, 2020: 0.25%